Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 551	$ 1,180	$ 1,765	$ 746	$ 1,232
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net gain from securities transactions	(765)	(1,171)	(1,927)	(814)	(1,406)
Purchases of securities	(1,325)	(2,606)	(4,931)	(4,043)	(2,433)
Proceeds from sales of securities	5,558	3,639	5,373	2,895	3,335
Purchases to cover securities sold, not yet purchased	(4,872)	(1,150)	(5,529)	(3,018)	(4,843)
Proceeds from securities sold, not yet purchased	781	3,243	8,934	1,810	4,032
Changes in receivables and payables relating to securities transactions	(2,088)	(90)	927	918	(611)
Impairment	34	3	71	12	41
Depreciation and amortization	253	220	446	463	440
Deferred taxes	(181)	(1)
Other, net	47	(35)	(28)	(65)	(162)
Changes in cash held at consolidated affiliated partnerships and restricted cash	3,608	(1,585)	(2,805)	1,180	595
Changes in other operating assets and liabilities	(160)	(264)
Accounts receivable, net			(148)	(185)	37
Inventories, net			(190)	(75)	165
Other assets			(46)	(58)	25
Accounts payable			123	140	100
Accrued expenses and other liabilities			(40)	133	(182)
Net cash provided by operating activities	1,407	1,380	1,995	39	365
Cash flows from investing activities:
Capital expenditures	(429)	(218)	(481)	(422)	(230)
Purchase of investment in precious metals			(150)	0	0
Acquisitions of businesses, net of cash acquired	(1,291)	(35)	(142)	116	0
Proceeds from sale of investments	170	0	154	4	65
Purchases of investments	(210)	0	0	0	(38)
Other, net	17	7	5	(9)	(50)
Net cash used in investing activities	(1,743)	(246)	(614)	(311)	(253)
Cash flows from financing activities:
Capital subscriptions received in advance			0	0	7
Investment segment distributions	(17)	(2,073)	(2,164)	(566)	(1,163)
Investment segment contributions	0	250	250	419	287
Partnership contributions	510	0	0	6	0
Partnership distributions	(20)	(31)	(48)	(85)	(77)
Distribution to non-controlling interest in subsidiary			(20)	0	0
Proceeds from issuance of senior unsecured notes	716	0	0	2,487	0
Proceeds from other borrowings	163	604	607	107	352
Repayments of borrowings	(63)	(253)	(675)	(1,389)	(192)
Other, net	(22)	(14)	4	6	(6)
Net cash provided by (used in) financing activities	1,267	(1,517)	(2,046)	985	(792)
Effect of exchange rate changes on cash and cash equivalents	0	25	(22)	(6)	19
Net increase (decrease) in cash and cash equivalents	931	(358)	(687)	707	(661)
Net change in cash of assets held for sale	0	2	2	0	0
Cash and cash equivalents, beginning of period	2,278	2,963	2,963	2,256	2,917
Cash and cash equivalents, end of period	3,209	2,607	2,278	2,963	2,256
Supplemental information:
Cash payments for interest, net of amounts capitalized	192	205	393	293	289
Net cash payments for income taxes	50	40	59	35	0
Net unrealized (loss) gain on available-for-sale securities	(2)	1	5	0	3
Investment in precious metals	0	150	150	0	0
Redemptions payable to non-controlling interests	0	91	0	346	113
Fair value of equity investment in Tropicana prior to acquisition of controlling interest			$ 0	$ 251	$ 0